Remuneration and other benefits paid to the Bank’s directors and senior managers - Senior Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 41,000	€ 45,000	€ 42,000
Senior Management
Disclosure of transactions between related parties [line items]
Key management personnel compensation, buyouts and sign-on awards	€ 4,118
Ratio of variable to fixed pay components	134.00%
Holding period for shares issued in settlement of pension obligations	5 years
Pension system balance	€ 51,000	51,000
Post-employment benefit expense in profit or loss, defined benefit plans	4,900	4,500
Capital insured by life and accident insurance	78,000	83,000
Retired senior managers
Disclosure of transactions between related parties [line items]
Salaries and other remuneration related to retirement	2,905	12,303
Variable subject to long-term objectives in cash	342	633
Amount paid for retirement pension benefit	€ 0	€ 0
Maximum | Senior Management
Disclosure of transactions between related parties [line items]
Ratio of variable to fixed pay components	200.00%
Minimum | Senior Management
Disclosure of transactions between related parties [line items]
Discretionary pension contribution percentage	15.00%